Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Particulars of Other Long-Term Liabilities
Other long-term liabilities consist of:

	2022	2021
Long-term portion of income taxes payable	$136	$147
Long-term portion of deferred revenue	207	127
Asset retirement obligation	35	37
Long-term portion of fair value of hedges [note 19]	31	8
Other	52	57

	$461	$376